Intangible Assets and Other Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 25,180	$ 26,392
Foreign currency translation	(7)	0
Transfers of goodwill		0
Divestitures		(1,212)
Goodwill, ending balance	25,173	25,180
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	105	305
Foreign currency translation	0	0
Transfers of goodwill		1,012
Divestitures		(1,212)
Goodwill, ending balance	105	105
Consumer Banking and Lending [Member] | Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	16,418	16,418
Foreign currency translation	0	0
Transfers of goodwill		0
Divestitures		0
Goodwill, ending balance	16,418	16,418
Commercial Banking [Member] | Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	2,938	3,018
Foreign currency translation	(7)	0
Transfers of goodwill		(80)
Divestitures		0
Goodwill, ending balance	2,931	2,938
Corporate and Investment Banking [Member] | Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	5,375	5,375
Foreign currency translation	0	0
Transfers of goodwill		0
Divestitures		0
Goodwill, ending balance	5,375	5,375
Wealth and Investment Management [Member] | Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	344	1,276
Foreign currency translation	0	0
Transfers of goodwill		(932)
Divestitures		0
Goodwill, ending balance	$ 344	$ 344